Document And Entity Information	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Interactive Brokers Group, Inc.
Entity Central Index Key	0001381197
Entity Emerging Growth Company	false
Entity File Number	001-33440
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0390693
Entity Address, Address Line One	ONE PICKWICK PLAZA
Entity Address, City or Town	GREENWICH
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	618-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	IBKR
Security Exchange Name	NASDAQ